Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DAVIS SERIES INC
CIK	dei_EntityCentralIndexKey	0000203002
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Davis Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Opportunity Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Opportunity Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Opportunity Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio. Davis Opportunity Fund's portfolio turnover rate increased from 24% in 2010 to 53% in 2011. Portfolio turnover was higher than its historical average (but still below the peer group averages) primarily due to a restructuring of the portfolio when a new portfolio manager was added.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Opportunity Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Opportunity Fund's assets in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts convertible bonds, and other forms of equity securities) issued by companies across the spectrum of market capitalizations. Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Opportunity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Opportunity Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Russell 3000(R) Index, a broad based securities market index. Davis Opportunity Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Opportunity Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Opportunity Fund | Russell 3000® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.03%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.51%
Davis Opportunity Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	574
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	1,664
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	574
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	784
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,664
2002	rr_AnnualReturn2002	(13.56%)
2003	rr_AnnualReturn2003	40.88%
2004	rr_AnnualReturn2004	13.34%
2005	rr_AnnualReturn2005	8.33%
2006	rr_AnnualReturn2006	17.59%
2007	rr_AnnualReturn2007	(1.42%)
2008	rr_AnnualReturn2008	(44.71%)
2009	rr_AnnualReturn2009	44.81%
2010	rr_AnnualReturn2010	13.92%
2011	rr_AnnualReturn2011	(3.63%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 25.18% for the quarter ended June 30, 2003

Lowest (24.35%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 10.78%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	10.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
Past 1 Year	rr_AverageAnnualReturnYear01	(8.22%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.77%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.79%
Davis Opportunity Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(8.63%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.14%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.49%
Davis Opportunity Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.88%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.18%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.30%
Davis Opportunity Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.98%
1 Year	rr_ExpenseExampleYear01	601
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,268
10 Years	rr_ExpenseExampleYear10	1,941
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,941
Past 1 Year	rr_AverageAnnualReturnYear01	(8.36%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.04%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.72%
Davis Opportunity Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	285
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Past 1 Year	rr_AverageAnnualReturnYear01	(5.33%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.58%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.49%
Davis Opportunity Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	954
Past 1 Year	rr_AverageAnnualReturnYear01	(3.38%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.52%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.64%
Davis Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Government Bond Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Government Bond Fund's investment objective is current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Government Bond Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Government Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Government Bond Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock	Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund's portfolio will maintain a weighted average maturity of three years or less.
Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Government Bond Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Government Bond Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Government Bond Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Government Bond Fund | Citigroup U.S. Treasury/Agency 1-3 Year Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.52%
Past 5 Years	rr_AverageAnnualReturnYear05	3.76%
Past 10 Years	rr_AverageAnnualReturnYear10	3.37%
Davis Government Bond Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	547
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	867
10 Years	rr_ExpenseExampleYear10	1,350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	547
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	867
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,350
2002	rr_AnnualReturn2002	8.66%
2003	rr_AnnualReturn2003	0.10%
2004	rr_AnnualReturn2004	0.17%
2005	rr_AnnualReturn2005	0.98%
2006	rr_AnnualReturn2006	3.73%
2007	rr_AnnualReturn2007	5.45%
2008	rr_AnnualReturn2008	4.38%
2009	rr_AnnualReturn2009	3.37%
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	2.01%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 3.94% June 30, 2002

Lowest (2.77%) June 30, 2004

Total return for the three months ended March 31, 2012 (not annualized) was 0.40%.

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 2.32%

You can obtain Davis Government Bond Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
Past 1 Year	rr_AverageAnnualReturnYear01	(2.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.40%
Past 10 Years	rr_AverageAnnualReturnYear10	2.56%
30-Day Yield	rr_ThirtyDayYield	2.32%
Davis Government Bond Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.63%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.31%
Past 10 Years	rr_AverageAnnualReturnYear10	1.43%
Davis Government Bond Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.41%
Past 10 Years	rr_AverageAnnualReturnYear10	1.51%
Davis Government Bond Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	569
3 Years	rr_ExpenseExampleYear03	823
5 Years	rr_ExpenseExampleYear05	1,102
10 Years	rr_ExpenseExampleYear10	1,604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,604
Past 1 Year	rr_AverageAnnualReturnYear01	(2.90%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.15%
Past 10 Years	rr_AverageAnnualReturnYear10	2.55%
Davis Government Bond Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	262
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
Past 1 Year	rr_AverageAnnualReturnYear01	0.16%
Past 5 Years	rr_AverageAnnualReturnYear05	2.60%
Past 10 Years	rr_AverageAnnualReturnYear10	2.27%
Davis Government Bond Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	750
Past 1 Year	rr_AverageAnnualReturnYear01	2.16%
Past 5 Years	rr_AverageAnnualReturnYear05	3.48%
Past 10 Years	rr_AverageAnnualReturnYear10	3.21%
Davis Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Government Money Market Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Government Money Market Fund's investment objective is to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Government Money Market Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Government Money Market Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Government Money Market Fund for the time periods indicated. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Government Money Market Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for all classes of shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Performance Table:	rr_PerformanceTableHeading	Davis Government Money Market Fund Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011
Davis Government Money Market Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
2002	rr_AnnualReturn2002	1.38%
2003	rr_AnnualReturn2003	0.62%
2004	rr_AnnualReturn2004	0.83%
2005	rr_AnnualReturn2005	2.68%
2006	rr_AnnualReturn2006	4.47%
2007	rr_AnnualReturn2007	4.69%
2008	rr_AnnualReturn2008	2.26%
2009	rr_AnnualReturn2009	0.28%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.03%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 1.20% December 31, 2006

Lowest 0.00% December 31, 2011

Total return for the three months ended March 31, 2012 (not annualized) was 0.04%.

Davis Government Money Market Fund 7-Day SEC Yield, Class A, B, C & Y Shares

as of December 31, 2011

7-Day SEC Yield 0.00%

You can obtain Davis Government Money Market Fund's most recent 7-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Past 1 Year	rr_AverageAnnualReturnYear01	0.03%
Past 5 Years	rr_AverageAnnualReturnYear05	1.44%
Past 10 Years	rr_AverageAnnualReturnYear10	1.71%
7-Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Davis Government Money Market Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Past 1 Year	rr_AverageAnnualReturnYear01	0.03%
Past 5 Years	rr_AverageAnnualReturnYear05	1.44%
Past 10 Years	rr_AverageAnnualReturnYear10	1.71%
Davis Government Money Market Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Past 1 Year	rr_AverageAnnualReturnYear01	0.03%
Past 5 Years	rr_AverageAnnualReturnYear05	1.44%
Past 10 Years	rr_AverageAnnualReturnYear10	1.71%
Davis Government Money Market Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.63%
Less Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Past 1 Year	rr_AverageAnnualReturnYear01	0.03%
Past 5 Years	rr_AverageAnnualReturnYear05	1.44%
Past 10 Years	rr_AverageAnnualReturnYear10	1.71%
Davis Financial Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Financial Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Financial Fund's investment objective is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Financial Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Financial Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Financial Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Financial Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities). Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Financial Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Financial Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Concentrated Portfolio risk. The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
  Financial Services risk. Investing in the financial services sector may cause the Fund to be more sensitive to problems affecting financial companies.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Credit risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. In 2009, the Fund received a favorable class action settlement from a company which it no longer owns. This settlement had a material impact on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Financial Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Financial Fund | S&P 500® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.92%
Davis Financial Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	563
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	1,541
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	563
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	955
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,541
2002	rr_AnnualReturn2002	(18.98%)
2003	rr_AnnualReturn2003	36.86%
2004	rr_AnnualReturn2004	12.11%
2005	rr_AnnualReturn2005	8.03%
2006	rr_AnnualReturn2006	18.74%
2007	rr_AnnualReturn2007	(5.31%)
2008	rr_AnnualReturn2008	(45.62%)
2009	rr_AnnualReturn2009	46.02%
2010	rr_AnnualReturn2010	11.25%
2011	rr_AnnualReturn2011	(9.02%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 28.82% for the quarter ended June 30, 2009

Lowest (27.10%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 14.26%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
Past 1 Year	rr_AverageAnnualReturnYear01	(13.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.23%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.46%
Davis Financial Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(14.48%)
Past 5 Years	rr_AverageAnnualReturnYear05	(7.08%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.85%
Davis Financial Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(7.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	(5.22%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.26%
Davis Financial Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,288
10 Years	rr_ExpenseExampleYear10	1,926
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,926
Past 1 Year	rr_AverageAnnualReturnYear01	(13.37%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.59%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.32%
Davis Financial Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Past 1 Year	rr_AverageAnnualReturnYear01	(10.67%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.15%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.06%
Davis Financial Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	240
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	417
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	930
Past 1 Year	rr_AverageAnnualReturnYear01	(8.90%)
Past 5 Years	rr_AverageAnnualReturnYear05	(5.20%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.10%
Davis Appreciation & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Appreciation & Income Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Appreciation & Income Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Appreciation & Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Appreciation & Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Appreciation & Income Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Appreciation & Income Fund's assets in convertible securities, common stock, preferred stock, bonds, and cash. Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

The Fund's investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, including both investment grade and high-yield, high-risk debt securities, are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds, may be "converted" into common stock if the company grows, offer both growth potential, some income, and may provide downside protection. In the current market, Davis Advisors' portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Appreciation & Income Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Appreciation & Income Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Convertible Securities risk. The Fund often invests a substantial portion of its assets in convertible securities. Convertible securities are often lower-quality debt securities.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Interest Rate Sensitivity risk. Interest rates may have a powerful influence on the value of fixed income securities.
  Extension and Prepayment risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Credit risk. The issuer of a fixed income security may be unable to make timely payments of interest and principal.
  Changes in Debt Rating risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Overburdened Issuers risk. Issuers of high-yield, high-risk debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline.
  Priority risk. Issuers of high-yield, high-risk debt securities are likely to have a substantial amount of other debt which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.
  Difficult to Resell risk. Many investors simply do not want high-yield, high-risk debt securities, and others are prohibited from buying them.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Appreciation & Income Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Appreciation & Income Fund | S&P 500® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.92%
Davis Appreciation & Income Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	565
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	965
10 Years	rr_ExpenseExampleYear10	1,564
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	565
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,564
2002	rr_AnnualReturn2002	(1.21%)
2003	rr_AnnualReturn2003	26.94%
2004	rr_AnnualReturn2004	13.08%
2005	rr_AnnualReturn2005	6.29%
2006	rr_AnnualReturn2006	15.19%
2007	rr_AnnualReturn2007	1.30%
2008	rr_AnnualReturn2008	(41.43%)
2009	rr_AnnualReturn2009	49.68%
2010	rr_AnnualReturn2010	20.34%
2011	rr_AnnualReturn2011	(7.45%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 23.58% for the quarter ended September 30, 2009

Lowest (28.75%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 11.67%.

Davis Appreciation & Income Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 1.34%

You can obtain Davis Appreciation & Income Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	11.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.75%)
Past 1 Year	rr_AverageAnnualReturnYear01	(11.85%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.04%
30-Day Yield	rr_ThirtyDayYield	1.34%
Davis Appreciation & Income Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(12.11%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.79%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.15%
Davis Appreciation & Income Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(7.41%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.20%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.02%
Davis Appreciation & Income Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	587
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	1,808
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,808
Past 1 Year	rr_AverageAnnualReturnYear01	(11.95%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.45%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.91%
Davis Appreciation & Income Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
Past 1 Year	rr_AverageAnnualReturnYear01	(9.12%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Past 10 Years	rr_AverageAnnualReturnYear10	4.67%
Davis Appreciation & Income Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
Past 1 Year	rr_AverageAnnualReturnYear01	(7.30%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.03%
Past 10 Years	rr_AverageAnnualReturnYear10	5.80%
Davis Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Davis Real Estate Fund
Investment Objective:	rr_ObjectiveHeading	Investment Objective
Investment Objective	rr_ObjectivePrimaryTextBlock	Davis Real Estate Fund's investment objective is total return through a combination of growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Davis Real Estate Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Davis Real Estate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class, Class A shares" section of the Fund's statutory prospectus on page 68 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 54.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Davis Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio. Davis Real Estate Fund's portfolio turnover rate increased from 43% in 2010 to 68% in 2011. Davis Advisors is a long-term buy-and-hold investor, but when market volatility brings companies we want to own into our price range or prices companies we own above our estimate of intrinsic value, we will adjust the portfolio. This occurred more often in 2011 than in 2010.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Davis Real Estate Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Class B shares' expenses for the 10 year period include three years of Class A shares' expenses since Class B shares automatically convert to Class A shares after seven years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depository Receipts, Global Depository Receipts, convertible bonds, and other forms of equity securities). Although the Fund invests primarily in U.S. companies, it may also invest in foreign companies.

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Fund's real estate securities are, and will likely continue to be, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Davis Real Estate Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Davis Real Estate Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Concentrated Portfolio risk. The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
  Real Estate risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Focused Portfolio risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Variable Current Income risk. The income which the Fund pays to investors is not stable.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year. The table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge. If a sales charge were included, results would be lower.
Performance Table:	rr_PerformanceTableHeading	Davis Real Estate Fund Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(With Maximum Sales Charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011 (with maximum sales charge)
Davis Real Estate Fund | S&P 500® Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.92%
Davis Real Estate Fund | Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.56%
Past 5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Past 10 Years	rr_AverageAnnualReturnYear10	10.15%
Davis Real Estate Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	580
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	1,730
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	580
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,730
2002	rr_AnnualReturn2002	5.89%
2003	rr_AnnualReturn2003	37.52%
2004	rr_AnnualReturn2004	33.22%
2005	rr_AnnualReturn2005	12.76%
2006	rr_AnnualReturn2006	34.58%
2007	rr_AnnualReturn2007	(14.87%)
2008	rr_AnnualReturn2008	(46.89%)
2009	rr_AnnualReturn2009	31.72%
2010	rr_AnnualReturn2010	20.09%
2011	rr_AnnualReturn2011	9.69%
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 32.10% for the quarter ended June 30, 2009

Lowest (42.31%) for the quarter ended December 31, 2008

Total return for the three months ended March 31, 2012 (not annualized) was 10.87%.

Davis Real Estate Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2011

30-Day SEC Yield 1.68%

You can obtain Davis Real Estate Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	10.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.31%)
Past 1 Year	rr_AverageAnnualReturnYear01	4.46%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.66%)
Past 10 Years	rr_AverageAnnualReturnYear10	8.20%
30-Day Yield	rr_ThirtyDayYield	1.68%
Davis Real Estate Fund | Class A shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.00%
Past 5 Years	rr_AverageAnnualReturnYear05	(6.80%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.71%
Davis Real Estate Fund | Class A shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.90%
Past 5 Years	rr_AverageAnnualReturnYear05	(4.94%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.83%
Davis Real Estate Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.19%
1 Year	rr_ExpenseExampleYear01	622
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,375
10 Years	rr_ExpenseExampleYear10	2,109
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,109
Past 1 Year	rr_AverageAnnualReturnYear01	4.42%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.97%)
Past 10 Years	rr_AverageAnnualReturnYear10	8.14%
Davis Real Estate Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
Past 1 Year	rr_AverageAnnualReturnYear01	7.80%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.50%)
Past 10 Years	rr_AverageAnnualReturnYear10	7.90%
Davis Real Estate Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares. Only applies to Class A shares if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Past 1 Year	rr_AverageAnnualReturnYear01	9.97%
Past 5 Years	rr_AverageAnnualReturnYear05	(4.41%)
Past 10 Years	rr_AverageAnnualReturnYear10	9.13%

[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2013. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.